Commitments - Lease (Details)	Dec. 31, 2023 CAD ($)
Minimum committed lease payments
Base rent	$ 253,806
Variable rent	237,627
Total	491,433
2024
Minimum committed lease payments
Base rent	41,532
Variable rent	38,884
Total	80,416
2025
Minimum committed lease payments
Base rent	55,376
Variable rent	51,846
Total	107,222
2026
Minimum committed lease payments
Base rent	55,376
Variable rent	51,846
Total	107,222
2027
Minimum committed lease payments
Base rent	55,376
Variable rent	51,846
Total	107,222
2028
Minimum committed lease payments
Base rent	46,146
Variable rent	43,205
Total	$ 89,351